Retirement And Other Benefit Plans - Assumptions Used to Determine Benefit Obligation (Details)	Jan. 31, 2015	Feb. 01, 2014
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.90%	5.00%
Rate of compensation increase	3.00%	3.00%
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.90%	5.00%